Recently Adopted And Issued Accounting Standards	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Recently Adopted and Issued Accounting Standards
2. Recently adopted and issued accounting standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the JOBS Act). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to avail itself of this extended transition period and, as a result, the Company will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB has subsequently issued amendments to ASU
2016-13,
which have the same effective date and transition date. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks. For available-for-sale
debt securities with unrealized losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. The Company adopted the standard on January 1, 2023 and it did not have a material impact on the consolidated financial statements.